Common Stock - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Dec. 11, 2015 $ / shares	Aug. 25, 2015 shares	Oct. 08, 2014 USD ($) $ / shares shares	Sep. 21, 2015 shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized						200,000,000	50,000,000
Common stock, par value | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001
Common stock, shares issued						10,390,408	84,777
Common stock, shares outstanding						10,390,408	84,777
Proceeds from Warrant | $						$ 3,161,220	$ 31,600
Warrants Exercisable						13,219,597	5,447,940
Warrants exercised by underwriter			172,500
Proceeds from Issuance of Initial Public Offering | $			$ 6,400,000
Proceeds from exercise of warrants | $							$ 31,600
Common shares issued upon cash less exercise of warrants						9,220
Proceeds from issuance of common stock | $							$ 6,375,837
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted							9,250,000
Conversion of preferred stock to common stock, conversion ratio							771
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						2,650,403
Common shares issued upon exercise of warrants						176,695
Issuance of stock						14,750
Conversion of preferred stock to common stock, conversion ratio						15
Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued							771
Conversion of preferred stock to common stock, conversion ratio	0.01666667
Common shares issued upon exercise of warrants							2,634
Issuance of stock						0	19,167
Common Stock | IPO
Class Of Stock [Line Items]
Conversion of stock, shares issued			60,279
Conversion of preferred stock to common stock, conversion ratio			12,000
Issuance of stock			19,167
Common Stock | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued						176,695
Conversion of stock, shares converted						2,650,403
Conversion of preferred stock to common stock, conversion ratio						15
Convertible Preferred Stock | Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted							9,250,000
Conversion of preferred stock to common stock, conversion ratio							12,000
Series D Warrant
Class Of Stock [Line Items]
Shares issued price per share | $ / shares						$ 1.85
Warrants Exercisable						3,503,116
Series D Warrant | Common Stock
Class Of Stock [Line Items]
Shares issued price per share | $ / shares						$ 1.85
Warrants Exercisable						3,503,116
Class B Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants							2,634
Warrants exercised							158,000
Proceeds from Warrant | $							$ 31,600
Shares issued price per share | $ / shares						$ 0.03	$ 0.2	$ 0.03
Warrants Exercisable						1,310,956	1,645,845
Cashless exercise of Warrants						334,889
Class A Warrant
Class Of Stock [Line Items]
Shares issued price per share | $ / shares						$ 0.03	$ 4.92	0.03	$ 2.20	$ 4.92
Warrants Exercisable						1,532,598	2,041,239
Cashless exercise of Warrants						508,641
Class A Warrant | IPO
Class Of Stock [Line Items]
Warrants issued during period			1,150,000
Number of shares can be converted description						In October 2014, the Company completed an IPO, whereby the Company sold 19,167 shares of its common stock and 1,150,000 Series A Warrants, which were sold in units of one share of common stock for every 60 units and one Series A Warrant at a public offering price of $7.00 per unit.
Shares issued price per share | $ / shares			$ 7.00
Common Warrants
Class Of Stock [Line Items]
Shares issued price per share | $ / shares								$ 0.03
Warrants Exercisable						463,356	438,356
Common Warrants | IPO | Underwriter Purchase Options
Class Of Stock [Line Items]
Warrants Exercisable			57,500
Series A Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants						17,917
Warrants exercised						1,074,082
Proceeds from Warrant | $						$ 2,252,020
Shares issued price per share | $ / shares						$ 2.20	$ 7.00		$ 7.00
Warrants Exercisable							1,322,500
Proceeds from exercise of warrants | $						$ 2,252,020
Series B Warrant
Class Of Stock [Line Items]
Shares issued price per share | $ / shares						$ 8.75
Warrants Exercisable						1,074,082
Series C Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants					6,400
Warrants exercised					384,000
Proceeds from Warrant | $					$ 979,200
Warrants issued during period		21,408,000
Shares issued price per share | $ / shares						$ 2.55
Warrants Exercisable						5,229,973				21,792,000
Proceeds from exercise of warrants | $						$ 979,200
Common shares issued upon cash less exercise of warrants						10,101,480
Cashless exercise of Warrants				15,128,027		15,630,027
Proceeds from issuance of common stock | $						$ 979,200
Series C Warrant | Cashless Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted						15,246,027
Issuance of stock						10,095,080
Series C Warrant | Warrant, Cash Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted						384,000
Issuance of stock						6,400
Series C Warrant | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock		2,676,000
Series C Warrant | Common Stock
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants						6,400
Issuance of stock					6,400
Notes issued upon exchange of outstanding Series C Warrants | Securities Purchase Agreement | Series D Warrant
Class Of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance						120,000,000